Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Tax Expense Differs from the Expected Tax Expense for the Period

The Company’s tax expense differs from the “expected” tax expense for the period (computed by applying the blended corporate and state tax rates of 24.52% to loss before taxes), are approximately as follows:

	December 31,	December 31,
	2024	2023
Federal income tax benefit–-20.06%	$(232,000)	$(193,000)
State income tax–-4.458%	(48,000)	(40,000)
Non-deductible items		-
Subtotal	(280,000)	(233,000)
Change in valuation allowance	280,000	233,000
Income tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2024 and 2023 are approximately as follows:

	December 31,	December 31,
	2024	2023
Amortization of debt discount	$(3,800)	$(119,000)
Share based payments	(532,300)	(290,500)
Net operating lass carryforwards	(973,000)	(366,000)
Total deferred Tax assets	(1,509,100)	(775,500)
Less valuation allowance	1,509,100	775,500
Net deferred tax asset recorded	$-	$-